Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross Amount	$ 30,003	$ 26,216
Accumulated Depreciation	(19,449)	(18,015)
Net Amount	10,554	8,201
Land
Property, Plant and Equipment [Line Items]
Gross Amount	118	83
Accumulated Depreciation	0	0
Net Amount	118	83
Buildings
Property, Plant and Equipment [Line Items]
Gross Amount	1,306	1,116
Accumulated Depreciation	(606)	(563)
Net Amount	700	553
Facilities and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross Amount	4,346	3,877
Accumulated Depreciation	(3,117)	(2,895)
Net Amount	1,229	982
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross Amount	21,486	18,751
Accumulated Depreciation	(15,139)	(14,023)
Net Amount	6,347	4,728
Computer and R&D equipment
Property, Plant and Equipment [Line Items]
Gross Amount	421	398
Accumulated Depreciation	(330)	(319)
Net Amount	91	79
Operating lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	431	311
Accumulated Depreciation	(153)	(118)
Net Amount	278	193
Finance lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	68	57
Accumulated Depreciation	(7)	(2)
Net Amount	61	55
Other tangible assets
Property, Plant and Equipment [Line Items]
Gross Amount	115	112
Accumulated Depreciation	(97)	(95)
Net Amount	18	17
Construction in progress
Property, Plant and Equipment [Line Items]
Gross Amount	1,712	1,511
Accumulated Depreciation	0	0
Net Amount	$ 1,712	$ 1,511